Earnings Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings Per Share

17. Earnings Per Share

Basic net income attributable to the Company’s ordinary shareholders is based on the weighted average shares outstanding during the relevant period. Diluted net income attributable to the Company’s ordinary shareholders is based on the weighted average common shares outstanding during the relevant period adjusted for the dilutive effect of unexercised share options outstanding. For the year ended December 31, 2024, 442,521 (post-split adjusted 404,607) share options were included in diluted income per share since the exercise prices for the share options were lower than the average market price. For the year ended December 31, 2022 and 2023, no share options were included in the diluted loss per share as they would be anti-dilutive.

The following table presents a reconciliation of basic and diluted earnings (loss) per share:

	For the years ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net (loss) income attributable to the Company’s ordinary shareholders	(594,741)	(140,190)	49,984
Weighted average shares Outstanding - Basic	233,237,695	235,499,660	235,499,660
Dilutive securities -Unexercised share options	—	—	404,607
Weighted average shares outstanding – fully diluted	233,237,695	235,499,660	235,904,267
Earnings (loss) per share - Basic	(2.55)	(0.60)	0.21
Earnings (loss) per share – fully diluted	(2.55)	(0.60)	0.21
Earnings per ADS (1 ADS equals 20 Class A ordinary shares) – Basic	(51.00)	(11.91)	4.24
Earnings per ADS (1 ADS equals 20 Class A ordinary shares) – fully diluted	(51.00)	(11.91)	4.24